Shareholders' Equity - Schedule of RSUs under the Company’s 2013 Share Option Plan (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSUs, Outstanding, beginning balance | shares	1,470,926
Weighted average grant date fair value per share, beginning balance | $ / shares	$ 9.05
Number of RSUs, Granted | shares	348,184
Weighted average grant date fair value per share, Granted | $ / shares	$ 12.38
Number of RSUs, Vested | shares	(635,339)
Weighted average grant date fair value per share, Vested | $ / shares	$ 9.49
Number of RSUs, Cancelled | shares	(44,775)
Weighted average grant date fair value per share, Cancelled | $ / shares	$ 8.95
Number of RSUs, Outstanding, ending balance | shares	1,138,996
Weighted average grant date fair value per share, ending balance | $ / shares	$ 9.83